Employees	12 Months Ended
Mar. 31, 2018
Employees [Abstract]
Employees

6. Employees

		2018		2017		2016
Number of employees in the group[a]	Year end 000	Average 000	Year end 000	Average 000	Year end 000	Average 000

UK	82.2	82.5	82.8	82.2	81.4	71.8
Non-UK	23.6	23.7	23.6	22.8	21.1	19.2
Total employees	105.8	106.2	106.4	105.0	102.5	91.0

		2018		2017		2016
Number of employees in the group[a]	Year end 000	Average 000	Year end 000	Average 000	Year end 000	Average 000

BT Consumer	8.8	8.8	8.7	7.7	6.7	6.3
EE	9.4	9.2	9.2	9.1	9.0	1.3
Business and Public Sector	10.1	10.3	10.3	10.2	10.3	9.3
Global Services	16.9	17.3	17.5	17.4	16.8	16.5
Wholesale and Ventures	3.8	3.9	3.8	3.7	3.7	3.8
Openreach	30.5	30.4	30.2	30.9	31.5	32.1
Other	26.3	26.3	26.7	26.0	24.5	21.7
Total employees	105.8	106.2	106.4	105.0	102.5	91.0

[a] These reflect the full-time equivalent of full and part-time employees.